Inventories (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Satellite equipment for sale under construction	$ 4,669,297	$ 3,038,564	$ 895,014
Supplies	5,253	5,230	5,273
Gross	4,674,550	3,043,794	900,287
Allowance for inventory loss	(5,253)	(5,230)	(5,273)
Net	4,669,297	3,038,564	895,014
Inventory prepayment	180,710
Total	$ 4,850,007	$ 3,038,564	$ 895,014